Acquisitions of Businesses and Assets	12 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Acquisitions of Businesses and Assets
Note 4 — Acquisitions of Businesses and Assets
Acquisitions of Businesses
During Fiscal 2018, UGI International acquired UniverGas, an LPG distribution business with operations in northern and central regions of Italy, and AmeriGas Propane acquired two retail propane distribution businesses. During Fiscal 2017, UGI International acquired DVEP, an energy marketing business with operations in the Netherlands, and an LPG distribution business with operations in Sweden, and AmeriGas Propane acquired several retail propane distribution businesses. During Fiscal 2016, UGI International acquired several LPG distribution businesses with operations in Austria, Norway and the United Kingdom, and AmeriGas Propane acquired several retail propane distribution businesses. The operating results of these businesses have been included in our operating results from their respective dates of acquisition.
Total cash paid and liabilities incurred in connection with these acquisitions were as follows:

	2018		2017		2016
	AmeriGas Propane	UGI International	AmeriGas Propane	UGI International	AmeriGas Propane	UGI International
Total cash paid	$10.1	$121.9	$36.8	$99.7	$37.6	$24.1
Liabilities incurred (a)	2.7	—	10.8	20.6	11.8	—
Total purchase price	$12.8	$121.9	$47.6	$120.3	$49.4	$24.1

(a)	UGI International Fiscal 2017 amount includes note payable to seller. AmeriGas Propane amounts principally comprise amounts payable under noncompete agreements.

Acquisitions of Assets

During Fiscal 2018, Midstream & Marketing acquired for cash 60 miles of natural gas gathering lines and related dehydration and compression equipment, and a smaller natural gas gathering system, both located in northern Pennsylvania. In addition, during Fiscal 2018, Midstream & Marketing acquired for cash a 44 megawatt natural gas-fired peaking turbine located on its Hunlock Station site in northeast Pennsylvania. Total cash consideration for these asset acquisitions totaled $70.3.